Share Capital - Common Stock (Details) - USD ($)			1 Months Ended						8 Months Ended	12 Months Ended
	Jan. 01, 2010	Jul. 01, 2008	Dec. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	May 31, 2023	May 31, 2021	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024	Nov. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Common stock | 2020 August ATM program
Class of Stock [Line Items]
Stock sale program, gross offering proceeds of shares authorized to be sold							$ 100,000,000	$ 23,500,000
Number of shares issued in transaction (in shares)						19,417,280
Consideration received on sale of stock									$ 71,537,000
Audit committee chairman
Class of Stock [Line Items]
Share based compensation value of transaction		$ 15,000.0
Share-based payment (in shares)										12,325	18,487	17,448
Independent directors
Class of Stock [Line Items]
Share based compensation value of transaction	$ 7,500
Share-based payment (in shares)										18,486	23,497	17,448
June 2022 share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)															10,000,000	5,000,000
Share repurchased (in shares)						10,000,000
May 2023 share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)						5,000,000
Share repurchased (in shares)					139,891
November 2023 share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)														5,000,000
Share repurchased (in shares)				4,860,953
November 2024 Share Repurchase Program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)													5,000,000
Share repurchased (in shares)			1,488,690